Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (9,460,888)	$ (10,269,557)	$ (13,886,805)	$ (6,258,596)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	268,595	139,751	229,810	98,075
Amortization of debt discount	4,152,437	5,141,701
Change in fair value of foreign currency contract	635,494	199,522
Accretion of debt discount			6,666,630	2,007,687
Mark-to-market foreign exchange revaluation			440,196	0
Stock-based compensation			220,917	113,171
Changes in assets and liabilities:
Prepaid expenses and other receivables			519,346	(767,050)
Inventory	(864,636)	(533,656)	(637,149)	(564,313)
Accounts payable	34,897	(77,075)	(117,384)	(39,914)
Due to (from) related parties	75,977	(301,387)
Accounts receivable – related party			(250,092)	(681,298)
Other liabilities and accrued expenses	(167,568)	264,786	310,490	94,141
Deferred revenue	(297,419)	285,266
Prepaid expenses and other receivables	(467,070)	797,155
Net cash used in operating activities	(6,090,181)	(4,353,494)	(6,504,041)	(5,998,097)
Cash Flows From Investing Activities:
Capitalized patent costs	(135,168)	(60,241)	(83,691)	(81,952)
Purchase of property and equipment	(275,758)	(359,301)	(481,718)	(90,730)
Capitalized software development costs	(27,879)	(460,466)	(391,073)	(663,758)
Net cash used in investing activities	(438,805)	(880,008)	(956,482)	(836,440)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock	696	118,791	3,118,792	15,750,672
Equity issuance cost paid	(273)	(4,382)
Costs incurred in relation to equity financing			(50,765)	(957,193)
Proceeds from warrant exercise	0	2,963,658	2,963,658	400,503
Proceeds from issuance of notes payable	4,700,000	0	0	25,000,000
Debt issuance costs paid			0	(1,525,035)
Repayments of note payable	(7,974,282)	(6,500,000)	(12,400,000)	(600,000)
Repayments of insurance financing			0	(82,555)
Net cash used in financing activities	(3,273,859)	(3,421,933)	(6,368,315)	37,986,392
Effect of exchange rate changes on cash	(605,548)	(163,658)
Net decrease in cash	(10,408,393)	(8,819,093)
Net (decrease) increase in cash			(13,828,838)	31,151,855
Effect of exchange rate changes on cash			(287,300)	607,409
Cash at beginning of period	17,749,233	31,865,371	31,865,371	106,107
Cash at end of period	7,340,840	23,046,278	17,749,233	31,865,371
Supplemental disclosure of non-cash financing activities:
Prepayment of equity compensation			0	50,000
Licenses acquired through stock issuance			0	100,000
Monitoring fees added to notes payable			$ 2,764,775	$ 718,661
Release of prepayment from equity compensation	0	50,000
Monitoring fees related to notes payable	$ 1,522,372	$ 0